Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combinations	Business Combinations
Acquisition of Admetricks SpA
In March 2024, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of Admetricks SpA (“Admetricks”), a company incorporated under the laws of Chile. Admetricks is a provider of software services that provide estimates of competitor ad spending and results along with planning and budgeting for media campaigns. The purchase consideration included a cash amount of $4,435, subject to working capital and other customary closing adjustments. In addition, the Company shall pay an amount of up to $2,135 for the retention of certain executives and employees of Admetricks for a period of up to two years following the acquisition, which will be recognized as compensation expenses over the requisite service period. During the years ended December 31, 2024 and 2025 the Company recognized $1,092 and $897 relating to such retention payments.
The following summarizes the purchase price allocation of the acquisition of Admetricks:

Fair Value
Total consideration paid	$4,095
Add: Deferred payment	340
Total consideration	$4,435

Identifiable assets acquired, net of liabilities
Cash and cash equivalents	$262
Accounts receivable	381
Other current assets	25
Property and equipment	18
Developed Technology (1)	311
Customer relationships (2)	570
Brand name (3)	352
Goodwill (4)	3,291
Trade and other payables	(92)
Deferred revenue	(531)
Deferred tax liabilities, net	(152)
Total identifiable assets acquired, net of liabilities	$4,435
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 6 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 4 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The goodwill is not deductible for tax purposes.
The Company incurred approximately $163 of expenses relating to the acquisition, which were recorded in general and administrative expenses for the year ended December 31, 2024.
Pro forma results of the Admetricks acquisition have not been presented because they are not material to the Company’s consolidated financial statements. The results of operations of Admetricks have been included in the consolidated financial statements since the acquisition date of March 4, 2024. Admetricks revenue and net loss included in the Company’s statements of comprehensive income (loss) from March 4, 2024, through December 31, 2024, were immaterial.
Acquisition of 42matters AG
In July 2024, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of 42matters AG (“42 matters”), a company incorporated under the laws of Switzerland. 42matters is a prominent app intelligence company which provides advanced solutions across app store data, app engagement data, and mobile SDK data. The purchase consideration included a cash amount of $12,780, subject to working capital and other customary closing adjustments.
The following summarizes the purchase price allocation of the acquisition of 42matters:

Fair Value
Total consideration	$12,780

Cash and cash equivalents	$1,199
Accounts receivable	597
Other current assets	94
Developed Technology (1)	927
Customer relationships (2)	2,684
Brand name (3)	810
Goodwill (4)	9,111
Trade and other payables	(572)
Deferred revenue	(1,594)
Deferred tax liabilities, net	(476)
Total identifiable assets acquired, net of liabilities	$12,780
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 3 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
The Company incurred approximately $242 of expenses relating to the acquisition, which were recorded in general and administrative expenses for the year ended December 31, 2024.
Pro forma results of the 42matters acquisition have not been presented because they are not material to the Company’s consolidated financial statements. The results of operations of 42matters have been included in the consolidated financial statements since the acquisition date of July 1, 2024. 42matters revenue and net loss included in the Company’s statements of comprehensive income (loss) from July 1, 2024, through December 31, 2024, were immaterial.

Acquisition of Signal Insights Inc.

In January 2025, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of Signal Insights, Inc. (“Signal Insights”), a company incorporated under the laws of Delaware. Signal Insights is a SaaS company which provides competitive intelligence platform designed to help businesses stay informed about their competitors’ activities. The purchase consideration included a cash amount of $1,734, subject to working capital and other customary closing adjustments. In addition, the Company shall pay an amount of up to $3,900 for the retention of certain executives and employees of Signal Insights for a period of up to 18 months following the acquisition, which will be recognized as compensation expenses over the requisite service period. During the year ended December 31, 2025 the Company recognized $2,597 relating to such retention payments.

The following summarizes the purchase price allocation of the acquisition of Signal Insights:

Fair Value
Total consideration	$1,734

Cash and cash equivalents	$220
Accounts receivable	162
Other current assets	8
Developed Technology (1)	277
Customer relationships (2)	493
Goodwill (3)	1,116
Trade and other payables	(23)
Deferred revenue	(311)
Deferred tax liabilities, net	(208)
Total identifiable assets acquired, net of liabilities	$1,734
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
The Company incurred approximately $14 of expenses relating to the acquisition, which were recorded in general and administrative expenses for the year ended December 31, 2025.
Pro forma results of the Signal Insights acquisition have not been presented because they are not material to the Company’s consolidated financial statements. The results of operations of Signal Insights have been included in the consolidated financial statements since the acquisition date of January 31, 2025. Signal Insights revenue and net loss included in the Company’s statements of comprehensive income (loss) from January 31, 2025, through December 31, 2025, were immaterial.
Acquisition of The Search Monitor LLC
In February 2025, the Company entered into a membership interest purchase agreement pursuant to which it acquired all of the outstanding LLC membership interests of The Search Monitor LLC (“The Search Monitor”), a limited liability company organized under the laws of Delaware. The Search Monitor is an SaaS company which provides precise ad monitoring, SEM insights, and online brand protection. The purchase consideration included a cash amount of $7,719, subject to working capital and other customary closing adjustments and additional contingent consideration payments to shareholders of The Search Monitor in the aggregate amount of up to $2,500, to be paid after 21 months, subject to the achievement of certain milestones. The fair value of the contingent consideration as of the acquisition date was $822 and is measured based on estimated future cash outflows, based upon the probabilities-weighted fair values of multiple discounted cash flow analysis. The extent to which the actual contingent consideration payment differs from the probability-weighted analysis will result in adjustments to this liability in future periods. The contingent consideration was classified as a liability, and as a result was measured at fair value as of the acquisition date and will be remeasured to fair value on each subsequent reporting date until the contingency is settled (Level 3 within fair value hierarchy). In addition, the Company shall pay an amount of up to $3,800 for the retention of certain executives and employees of The Search Monitor for a period of up to 18 months following the acquisition, which will be recognized as compensation expenses over the requisite service period. During the year ended December 31, 2025 the Company recognized $3,370 relating to such retention payments.

The following summarizes the purchase price allocation of the acquisition of The Search Monitor:

Fair Value
Total consideration paid	$7,719
Add: Contingent consideration	822
Total consideration	$8,541

Cash and cash equivalents	$183
Accounts receivable	626
Other current assets	22
Developed Technology (1)	927
Customer relationships (2)	1,017
Brand name (3)	729
Goodwill (4)	6,466
Trade and other payables	(117)
Deferred revenue	(590)
Deferred tax liabilities, net	(722)
Total identifiable assets acquired, net of liabilities	$8,541
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 3 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
The Company incurred approximately $161 of expenses relating to the acquisition, which were recorded in general and administrative expenses for the year ended December 31, 2025.
Pro forma results of the The Search Monitor acquisition have not been presented because they are not material to the Company’s consolidated financial statements. The results of operations of The Search Monitor have been included in the consolidated financial statements since the acquisition date of February 11, 2025. The Search Monitor revenue and net loss included in the Company’s statements of comprehensive income (loss) from February 11, 2025, through December 31, 2025, were immaterial.
Acquisition of Wincher International AB
In April 2025, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of Wincher International AB (“Wincher”), a company incorporated under the laws of Sweden. Wincher is a SaaS company which provides Search Engine Optimization (SEO) tools with a specific focus on keyword rank tracking. The purchase consideration included a cash amount of $7,119, subject to working capital and other customary closing adjustments. $1,824 of the total of $7,119 was paid into an Escrow account to be released to the relevant sellers over a period of up to 2 years. In addition, the Company shall pay an amount of up to $1,176 for the retention of certain executives and employees of Wincher for a period of up to 2 years following the acquisition, which will be recognized as compensation expenses over the requisite service period. During the year ended December 31, 2025 the Company recognized $661 relating to such retention payments.

The fair value of the assets acquired and liabilities assumed for the acquisition of Wincher were based on preliminary calculations and valuations, and the estimates and assumptions for this acquisition is subject to change as the Company obtains additional information during the respective measurement period up to one year from the acquisition date. The following summarizes the preliminary purchase price allocation of the acquisition of Wincher:

Fair Value
Total consideration	$7,119

Cash and cash equivalents	$722
Accounts receivable	9
Other current assets	44
Property and equipment	5
Developed Technology (1)	278
Customer relationships (2)	967
Goodwill (3)	5,963
Trade and other payables	(248)
Deferred revenue	(364)
Deferred tax liabilities, net	(257)
Total identifiable assets acquired, net of liabilities	$7,119
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
The Company incurred approximately $143 of expenses relating to the acquisition, which were recorded in general and administrative expenses for the year ended December 31, 2025.
Pro forma results of the Wincher acquisition have not been presented because they are not material to the Company’s consolidated financial statements. The results of operations of Wincher have been included in the consolidated financial statements since the acquisition date of April 2, 2025. Wincher revenue and net loss included in the Company’s statements of comprehensive income (loss) from April 2, 2025, through December 31, 2025, were immaterial.